SCHEDULE OF ACCRUED LIABILITIES (Details) - USD ($)	Dec. 31, 2022	Mar. 31, 2022	Mar. 31, 2021
Total	$ 241,853	$ 119,600
White River Holdings Corp [Member]
Insurance		103,162	$ 70,458
Amounts due override owners		16,438	392,594
Total		$ 119,600	$ 463,052